Other investments - Summary of Other investments (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Detailed Information About Other Investment Explanatory [Line Items]
Non-current investments	$ 1,742	$ 1,241
Current investments	3,134	3,240
Other investments	4,876	4,481
Time deposits [member]
Disclosure of Detailed Information About Other Investment Explanatory [Line Items]
Non-current investments	774	2
Current investments	2,970	3,176
Debt investments - at FVOCI [Member]
Disclosure of Detailed Information About Other Investment Explanatory [Line Items]
Non-current investments	26	0
Debt investments – at FVTPL [Member]
Disclosure of Detailed Information About Other Investment Explanatory [Line Items]
Non-current investments	608	621
Current investments	164	64
Equity investments – at FVTPL [Member]
Disclosure of Detailed Information About Other Investment Explanatory [Line Items]
Non-current investments	$ 334	$ 618